Capital Stock - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Restricted Stock	Mar. 31, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2012 Restricted Stock Cinemark Holdings, Inc.'s	Dec. 31, 2012 Restricted Stock Total	Mar. 31, 2013 Restricted Stock Directors And Employees	Dec. 31, 2012 Restricted Stock Directors And Employees	Mar. 31, 2013 Restricted Stock Employees	Dec. 31, 2012 Restricted Stock Employees	Mar. 31, 2013 Restricted Stock Director	Dec. 31, 2012 Restricted Stock Director	Mar. 31, 2013 Restricted Stock Units (RSUs)	Mar. 12, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs) Amended And Restated Long Term Incentive Plan	Dec. 31, 2011 Restricted Stock Units (RSUs) Amended And Restated Long Term Incentive Plan	Dec. 31, 2010 Restricted Stock Units (RSUs) Amended And Restated Long Term Incentive Plan	Dec. 31, 2012 Two Thousand Eight Grant	Dec. 31, 2010 Two Thousand Eight Grant	Dec. 31, 2010 Two Thousand Nine Grant
Stockholders Equity Note [Line Items]
Preferred stock, shares			1,000,000
Preferred stock, par value			$ 1.00
Intrinsic value of stock options exercised	$ 15,000		$ 1,070,000	$ 699,000	$ 9,836,000
Recognized tax benefits related to stock option exercised	6,000		449,000	238,000	2,680,000
Average remaining contractual life of options outstanding	2 years		2 years
Shares of Restricted Stock Granted	185,821		653,229	424,436	683,921								185,821	653,229
Minimum fair value of restricted stock granted						$ 29.44		$ 21.63													$ 18.34
Maximum fair value of restricted stock granted								$ 22.97													$ 21.63
Minimum forfeiture rate for restricted stock awards						0.00%		0.00%													0.00%
Maximum forfeiture rate for restricted stock awards						5.00%		5.00%													5.00%
Equity award vesting period															3 years	3 years	4 years	4 years
Compensation expense								9,887,000	5,925,000	4,163,000
Additional compensation expense								749,000	666,000	765,000
Total fair value of shares vested during the period								9,702,000	5,658,000	3,272,000									8,234,000		4,400,000
Recognized tax benefits related to shares vested during the period								3,749,000	2,188,000	1,087,000									3,458,000		1,848,000
Unrecognized Compensation expense related to outstanding restricted stock								17,966,000			375,000	18,341,000									4,890,000
Compensation expense recognition period (in years)	2 years							2 years											2 years		2 years
Number of hypothetical shares of common stock issued at maximum IRR level																			830,081		994,671			152,955	153,727	396,429
Percentage of IRR, which is the threshold																			8.50%		8.50%
Percentage of IRR, which is the target																			10.50%		10.50%
Percentage of IRR, which is the maximum																			12.50%		12.50%
Percentage of restricted stock units vest																			100.00%		100.00%
Incremental compensation expense					435,000
Percentage of IRR expected restricted stock units grants																											12.50%		12.50%
Approximate incremental compensation expense to reach internal rate of return level			1,609,000																									823,000	377,000
Restricted stock unit awards vested	408,140		489,033	288,204	190,589														279,697		196,051
Restricted stock unit conversion into share of common stock, conversion ratio																			1		1
Dividends paid on vested restricted stock units			95,750,000	95,000,000	78,100,000														889,000		600,000
Compensation expense related to restricted stock awards	$ 2,386,000	$ 2,359,000				$ 202,000	$ 175,000												$ 862,000	$ 781,000	$ 4,433,000	$ 3,101,000	$ 3,424,000
Actual cumulative forfeitures (in units)																					11,608
Assumed maximum IRR for all grants																					12.50%